Financial instruments by category, Reconciliation to statement of financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial Assets [Abstract]
Derivative assets	$ 8,230	$ 3,822
Investment in Ten West Link	2,088
Abengoa debt and Equity instruments	1,715
Preferred equity in ACBH		30,488
Other financial investments	243,347	263,501
Clients and other receivables	244,449	207,621
Cash and cash equivalents	669,387	594,811	$ 514,712	$ 354,154
Total financial assets	1,169,216	1,100,243
Financial Liabilities [Abstract]
Corporate debt	643,083	668,201
Project debt	5,475,208	5,330,467	$ 5,470,669
Related parties - non-current	141,031	101,750
Trade and other current liabilities	155,144	160,505
Derivative liabilities	329,731	349,266
Total financial liabilities	6,744,197	6,610,189
Hedging Derivatives [Member]
Financial Liabilities [Abstract]
Corporate debt	0	0
Project debt	0	0
Related parties - non-current	0	0
Trade and other current liabilities	0	0
Derivative liabilities	329,731	349,266
Total financial liabilities	329,731	349,266
Hedging Derivatives [Member]
Financial Assets [Abstract]
Derivative assets	8,230	3,822
Investment in Ten West Link	0
Abengoa debt and Equity instruments	0
Preferred equity in ACBH		0
Other financial investments	0	0
Clients and other receivables	0	0
Cash and cash equivalents	0	0
Total financial assets	8,230	3,822
Payables [Member]
Financial Liabilities [Abstract]
Corporate debt	643,083	668,201
Project debt	5,475,208	5,330,467
Related parties - non-current	141,031	101,750
Trade and other current liabilities	155,144	160,505
Derivative liabilities	0	0
Total financial liabilities	6,414,466	6,260,923
Loans and Receivables [Member]
Financial Assets [Abstract]
Derivative assets	0	0
Investment in Ten West Link	2,088
Abengoa debt and Equity instruments	0
Preferred equity in ACBH		0
Other financial investments	243,347	263,501
Clients and other receivables	244,449	207,621
Cash and cash equivalents	669,387	594,811
Total financial assets	1,159,271	1,065,933
Available for Sale Financial Assets [Member]
Financial Assets [Abstract]
Derivative assets	0	0
Investment in Ten West Link	0
Abengoa debt and Equity instruments	1,715
Preferred equity in ACBH		30,488
Other financial investments	0	0
Clients and other receivables	0	0
Cash and cash equivalents	0	0
Total financial assets	$ 1,715	$ 30,488